Note 15 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense [text block]
(thousands of Canadian dollars)
	2021	2020

Income before income taxes	$30,789	$26,752
Income tax rate	27%	27%

Expected income tax provision	8,313	7,223

Tax rate differential	(83)	(83)
Unrecognized deferred tax asset	159	109
Other permanent differences	20	98

Income taxes	$8,409	$7,347

Disclosure of major components of income tax expense [text block]
(thousands of Canadian dollars)
	2021	2020

Current income taxes	$4,319	$-
Deferred income taxes	4,090	7,347
Income taxes	$8,409	$7,347

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(thousands of Canadian dollars)
		Recognized	Recognized	Recognized
	November 1,	in net	on acquisition	directly to	October 31,
	2020	income	of DBG	equity	2021

Allowance for credit losses	$474	$(86)	$-	$-	$388
Loss carry forwards	4,166	(3,828)	-	-	338
Share issue and financing costs	87	(590)	-	1,876	1,373
Deposit commissions	(865)	(116)	-	-	(981)
Intangibles assets	-	-	(898)	-	(898)
Deferred loan fees	526	231	-	-	757
Other	757	299	-	-	1,056

Net deferred income tax assets	$5,145	$(4,090)	$(898)	$1,876	$2,033
(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2019	income	equity	2020

Allowance for credit losses	$566	$(92)	$-	$474
Loss carry forwards	10,294	(6,994)	866	4,166
Share issue and financing costs	162	(75)	-	87
Deposit commissions	(757)	(108)	-	(865)
Deferred loan fees	617	(91)	-	526
Other	744	13	-	757

Net deferred income tax assets	$11,626	$(7,347)	$866	$5,145
(thousands of Canadian dollars)
	2021	2020

Deferred tax assets	$2,931	$5,145
Deferred tax liabilities	(898)	-
Net deferred income tax assets	$2,033	$5,145

Disclosure of income tax loss carryforwards [text block]
	Canadian	United States
(thousands of Canadian dollars)	Tax Losses	Tax Losses	Total

2034	$-	$-	$-
2035	-	-	-
2036	-	-	-
2037	-	-	-
2038	55	-	55
2039	549	-	549
2040	631	-	631
No expiry	-	970	970
	$1,235	$970	$2,205